Income Taxes (Details Narrative) - Capital Stock	9 Months Ended
Aug. 31, 2022 USD ($)
Unclaimed investment tax credits	$ 2,933,013
Unclaimed investment tax credits expiring between 2025 and 2040	15,951,739
Non-capital loss carryforward	$ 63,455,652